Inventories (Tables)	12 Months Ended
Apr. 30, 2026
Inventory Disclosure [Abstract]
Schedule of Inventories	As of April 30, 2025 and 2026, inventories consisted of the following balances:
	As of April 30,
	2025	2026
Finished goods	$927,661	1,109,608
Inventories	$927,661	$1,109,608